CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₽ in Millions, $ in Millions	Priority Share Issued and Outstanding shares	Ordinary Shares Issued and Outstanding USD ($) shares	Ordinary Shares Issued and Outstanding RUB (₽) shares	Treasury shares at cost USD ($)	Treasury shares at cost RUB (₽)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB (₽)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB (₽)	Retained Earnings USD ($)	Retained Earnings RUB (₽)	Non-redeemable NCI USD ($)	Non-redeemable NCI RUB (₽)	Redeemable Non-controlling interest RUB (₽)	USD ($)	RUB (₽)
Balance at beginning of period at Dec. 31, 2016			₽ 284		₽ (8,368)		₽ 16,579		₽ 896		₽ 67,695					₽ 77,086
Balance (in shares) at Dec. 31, 2016 | shares	1	322,616,940	322,616,940
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							4,193									4,193
Exercise of share options (Note 16)							335									335
Exercise of share options (Note 16) (in shares) | shares		3,687,902	3,687,902
Tax withholding related to exercise of share awards							(85)									(85)
Class B shares conversion			₽ (13)				13
Reissue of shares for options exercised					4,554		(4,554)
Repurchase of convertible debt							(12)									(12)
Foreign currency translation adjustment									968							968
Net income / (loss)											9,201					9,201
Change in redemption value of redeemable noncontrolling interests											(8,435)					(8,435)
Balance at end of period at Dec. 31, 2017			₽ 271		(3,814)		16,469		1,864		68,461					83,251
Balance (in shares) at Dec. 31, 2017 | shares	1	326,304,842	326,304,842
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							6,552									6,552
Exercise of share options (Note 16)							110									110
Exercise of share options (Note 16) (in shares) | shares		3,182,860	3,182,860
Tax withholding related to exercise of share awards							(84)									(84)
Repurchases of shares (Note 14)					(10,157)											(10,157)
Repurchases of shares (Note 14) (in shares) | shares		(4,760,679)	(4,760,679)
Class B shares conversion			₽ (8)				8
Reissue of shares for options exercised					3,202		(3,202)
Foreign currency translation adjustment									6,243				₽ 1,809	₽ 50		8,052
Business combination							49,384						22,588	278		71,972
Settlement of contingent consideration by Class A shares							500									500
Other							(8)		75		(29)					38
Net income / (loss)											45,984		(1,661)			44,323
Decrease in ownership in subsidiaries																(13)
Change in redemption value of redeemable noncontrolling interests											(2,951)					(2,951)
Balance at end of period at Dec. 31, 2018			₽ 263		(10,769)		69,729		8,182		111,465		22,736			201,606
Balance (in shares) at Dec. 31, 2018 | shares	1	324,727,023	324,727,023
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							9,855									9,855
Exercise of share options (Note 16)							156									156
Exercise of share options (Note 16) (in shares) | shares		5,591,934	5,591,934
Tax withholding related to exercise of share awards							(102)									(102)
Repurchases of shares (Note 14)					(1,206)											(1,206)
Repurchases of shares (Note 14) (in shares) | shares		(460,791)	(460,791)
Class B shares conversion			₽ (2)				2
Reissue of shares for options exercised					11,564		(11,564)
Foreign currency translation adjustment									(3,341)				(947)			(4,288)
Purchase of redeemable noncontrolling interests														(747)	$ (9.5)	(747)
Other							(26)				189			₽ (218)		163
Net income / (loss)											12,826		(1,528)			11,298
Decrease in ownership in subsidiaries															(2.8)	(218)
Change in redemption value of redeemable noncontrolling interests											(2,293)					(2,293)
Balance at end of period at Dec. 31, 2019		$ 3.3	₽ 261	$ (5.2)	₽ (411)	$ 863.0	₽ 68,050	$ 61.4	₽ 4,841	$ 1,549.6	₽ 122,187	$ 257.0	₽ 20,261		$ 2,729.1	₽ 215,189
Balance (in shares) at Dec. 31, 2019 | shares	1	329,858,166	329,858,166